Banking Institutions (short term liabilities) (Details) - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Current maturities of long-term loans	₪ 36,547	₪ 37,863
Credit from Banking Corporations	36,547	45,502
Bank Mizrahi Current Account 684728
Short-term Debt [Line Items]
Short-term Debt	0	7,639
Bank Mizrahi Current Account 73959
Short-term Debt [Line Items]
Short-term Debt	₪ 0	₪ 0